Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following tables and related disclosures provide information for fiscal years 2021, 2022, 2023, 2024, 2025, and the transition period from October 1, 2021 to December 31, 2021 (the “Transition Period” or “TP”) about (i) the “total compensation” of our principal executive officer (“PEO”), and our other Named Executive Officers (the “Non-PEO Named Executive Officers”) as presented in the Summary Compensation Table above, (ii) the “compensation actually paid” or “CAP” to our PEO and our Non-PEO Named Executive Officers, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Fiscal Year	Summary Compensation Table total for PEO (1)	Compensation Actually paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation actually paid to Non-PEO NEOs (2)(3)	Value of initial fixed $100 investment based on Total Shareholder Return (4)	Value of initial fixed $100 investment based Industry Index Total Shareholder Return (Peer Group) (5)	Net Income (Loss) (in Thousands)	Upstream Free Cash Flow ($) (in Thousands) (6)
2025	$5,782,259	$4,851,063	$2,531,593	$2,144,358	$268	$300	$160,840	$117,236
2024	$3,542,059	$3,858,072	$1,825,849	$2,064,289	$323	$315	$88,897	$128,033
2023	$2,764,157	$2,669,699	$2,227,744	$1,561,830	$276	$325	$111,591	$70,195
2022	$1,957,418	$3,524,046	$1,494,459	$2,413,496	$298	$323	$118,011	$55,854
TP	$1,395,244	$880,137	$1,046,216	$830,055	$196	$228	$21,398	$(4,107)
2021	$3,196,485	$4,485,053	$1,383,774	$1,765,716	$238	$230	$(46,869)	$21,749

(1)	The PEO is Bobby D. Riley, who became the Company’s Chief Executive Officer upon the closing of our Merger with REP LLC.

(2)
Non-PEO Named Executive Officers for fiscal year 2025 consisted of Philip Riley, Corey Riley, John Suter and Jeffrey Gutman. Non-PEO Named Executive Officers for fiscal year 2024 consisted of Philip Riley and Corey Riley. Non-PEO Named Executive Officers for fiscal years 2023, 2022, TP and 2021 consisted of Kevin Riley, Philip Riley and Corey Riley.

(3)
The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and do not reflect compensation actually realized or received by the PEOs or the Non-PEO Named Executive Officers, but rather reflect the inclusions or exclusions from the amounts shown in the Summary Compensation Table reflected below:

	PEO						Average of the Non-PEO NEOs
	2025	2024	2023	2022	TP	2021	2025	2024	2023	2022	TP	2021

Summary Compensation Table Total	$5,782,259	$3,542,059	$2,764,157	$1,957,418	$1,395,244	$3,196,485	$2,531,593	$1,825,849	$2,227,744	$1,494,459	$1,046,216	$1,383,774
Deduction for Amounts Reported under the Stock Awards Column in the SCT	$(3,914,725)	$(812,858)	$(1,577,173)	$(1,058,848)	$(898,729)	$(2,600,080)	$(1,468,190)	$(515,816)	$(1,316,767)	$(738,662)	$(629,744)	$(1,003,150)
Deduction for Amounts Reported under the Option Awards Column in the SCT	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase for Fair Value of Awards Granted during year that Remain Unvested at Period End	$3,360,819	$877,162	$1,478,397	$1,911,773	$740,130	$2,012,213	$1,260,452	$556,621	$961,899	$1,333,670	$518,613	$592,815
Increase for Fair Value of Awards Granted during year that Vest during period	$-	$-	$-	$-	$-	$1,876,435	$-	$-	$-	$-	$-	$792,277
Increase/deduction for changes in fair value from prior year-end to current year-end of awards grants prior to year that were outstanding and unvested as of year-end	$(200,989)	$270,668	$(122,804)	$546,890	$(283,795)	$-	$(99,565)	$212,021	$(85,569)	$269,802	$(83,842)	$-
Increase/deduction for changes in fair value from prior year-end to vesting date of awards grants prior to year that vested during year	$(176,301)	$(18,959)	$127,122	$166,813	$(72,713)	$-	$(79,932)	$(14,386)	$68,823	$54,227	$(21,188)	$-
Deduction of Fair Value of Awards Granted prior to year that were forfeited during year	$-	$-	$-	$-	$-	$-	$-	$-	$(294,300)	$-	$-	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$4,851,063	$3,858,072	$2,669,699	$3,524,046	$880,137	$4,485,053	$2,144,358	$2,064,289	$1,561,830	$2,413,496	$830,055	$1,765,716

(4)
Total Shareholder Return compares the cumulative total shareholder return on Riley Permian’s common stock over a five fiscal-year period plus the three months ending December 31, 2021 assuming $100 was invested on September 30, 2020, our fiscal year-end in effect prior to the 2021 fiscal year-end change.

(5)
Value represents the Total Shareholder Return of the SPDR Oil and Gas Exploration & Production ETF (“XOP”) based on an initial $100 investment, measured on a cumulative basis from the market close on September 30, 2020, our fiscal year-end in effect prior to the 2021 fiscal year-end change, over a five fiscal-year period plus the 3 months ending December 31, 2021. TSR calculations reflect reinvestment of dividends. The XOP is the peer group used by REPX for purposes of Item 201(e) of Regulation S-K under the Exchange Act in REPX’s Annual Report on Form 10-K for the year ended December 31, 2025.

(6)
Upstream Free Cash Flow is used as the Company-Selected Measure because it reflects the Company’s ability to generate cash from operations after capital expenditures, which is critical to sustaining and growing the business. Management believes FCF is a key indicator of financial performance as it drives the Company’s capacity to reduce debt, return capital to shareholders, and fund disciplined reinvestment. As such, FCF aligns executive compensation with the Company’s focus on capital efficiency, operational performance, and long-term shareholder value creation.

Company Selected Measure Name			Upstream Free Cash Flow
Named Executive Officers, Footnote
(1)	The PEO is Bobby D. Riley, who became the Company’s Chief Executive Officer upon the closing of our Merger with REP LLC.

(2)
Non-PEO Named Executive Officers for fiscal year 2025 consisted of Philip Riley, Corey Riley, John Suter and Jeffrey Gutman. Non-PEO Named Executive Officers for fiscal year 2024 consisted of Philip Riley and Corey Riley. Non-PEO Named Executive Officers for fiscal years 2023, 2022, TP and 2021 consisted of Kevin Riley, Philip Riley and Corey Riley.

Peer Group Issuers, Footnote
(5)
Value represents the Total Shareholder Return of the SPDR Oil and Gas Exploration & Production ETF (“XOP”) based on an initial $100 investment, measured on a cumulative basis from the market close on September 30, 2020, our fiscal year-end in effect prior to the 2021 fiscal year-end change, over a five fiscal-year period plus the 3 months ending December 31, 2021. TSR calculations reflect reinvestment of dividends. The XOP is the peer group used by REPX for purposes of Item 201(e) of Regulation S-K under the Exchange Act in REPX’s Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 1,395,244	$ 3,196,485	$ 5,782,259	$ 3,542,059	$ 2,764,157	$ 1,957,418
PEO Actually Paid Compensation Amount	880,137	4,485,053	$ 4,851,063	3,858,072	2,669,699	3,524,046
Adjustment To PEO Compensation, Footnote
(3)
The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and do not reflect compensation actually realized or received by the PEOs or the Non-PEO Named Executive Officers, but rather reflect the inclusions or exclusions from the amounts shown in the Summary Compensation Table reflected below:

	PEO						Average of the Non-PEO NEOs
	2025	2024	2023	2022	TP	2021	2025	2024	2023	2022	TP	2021

Summary Compensation Table Total	$5,782,259	$3,542,059	$2,764,157	$1,957,418	$1,395,244	$3,196,485	$2,531,593	$1,825,849	$2,227,744	$1,494,459	$1,046,216	$1,383,774
Deduction for Amounts Reported under the Stock Awards Column in the SCT	$(3,914,725)	$(812,858)	$(1,577,173)	$(1,058,848)	$(898,729)	$(2,600,080)	$(1,468,190)	$(515,816)	$(1,316,767)	$(738,662)	$(629,744)	$(1,003,150)
Deduction for Amounts Reported under the Option Awards Column in the SCT	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase for Fair Value of Awards Granted during year that Remain Unvested at Period End	$3,360,819	$877,162	$1,478,397	$1,911,773	$740,130	$2,012,213	$1,260,452	$556,621	$961,899	$1,333,670	$518,613	$592,815
Increase for Fair Value of Awards Granted during year that Vest during period	$-	$-	$-	$-	$-	$1,876,435	$-	$-	$-	$-	$-	$792,277
Increase/deduction for changes in fair value from prior year-end to current year-end of awards grants prior to year that were outstanding and unvested as of year-end	$(200,989)	$270,668	$(122,804)	$546,890	$(283,795)	$-	$(99,565)	$212,021	$(85,569)	$269,802	$(83,842)	$-
Increase/deduction for changes in fair value from prior year-end to vesting date of awards grants prior to year that vested during year	$(176,301)	$(18,959)	$127,122	$166,813	$(72,713)	$-	$(79,932)	$(14,386)	$68,823	$54,227	$(21,188)	$-
Deduction of Fair Value of Awards Granted prior to year that were forfeited during year	$-	$-	$-	$-	$-	$-	$-	$-	$(294,300)	$-	$-	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$4,851,063	$3,858,072	$2,669,699	$3,524,046	$880,137	$4,485,053	$2,144,358	$2,064,289	$1,561,830	$2,413,496	$830,055	$1,765,716

Non-PEO NEO Average Total Compensation Amount	1,046,216	1,383,774	$ 2,531,593	1,825,849	2,227,744	1,494,459
Non-PEO NEO Average Compensation Actually Paid Amount	830,055	1,765,716	$ 2,144,358	2,064,289	1,561,830	2,413,496
Adjustment to Non-PEO NEO Compensation Footnote
	PEO						Average of the Non-PEO NEOs
	2025	2024	2023	2022	TP	2021	2025	2024	2023	2022	TP	2021

Summary Compensation Table Total	$5,782,259	$3,542,059	$2,764,157	$1,957,418	$1,395,244	$3,196,485	$2,531,593	$1,825,849	$2,227,744	$1,494,459	$1,046,216	$1,383,774
Deduction for Amounts Reported under the Stock Awards Column in the SCT	$(3,914,725)	$(812,858)	$(1,577,173)	$(1,058,848)	$(898,729)	$(2,600,080)	$(1,468,190)	$(515,816)	$(1,316,767)	$(738,662)	$(629,744)	$(1,003,150)
Deduction for Amounts Reported under the Option Awards Column in the SCT	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase for Fair Value of Awards Granted during year that Remain Unvested at Period End	$3,360,819	$877,162	$1,478,397	$1,911,773	$740,130	$2,012,213	$1,260,452	$556,621	$961,899	$1,333,670	$518,613	$592,815
Increase for Fair Value of Awards Granted during year that Vest during period	$-	$-	$-	$-	$-	$1,876,435	$-	$-	$-	$-	$-	$792,277
Increase/deduction for changes in fair value from prior year-end to current year-end of awards grants prior to year that were outstanding and unvested as of year-end	$(200,989)	$270,668	$(122,804)	$546,890	$(283,795)	$-	$(99,565)	$212,021	$(85,569)	$269,802	$(83,842)	$-
Increase/deduction for changes in fair value from prior year-end to vesting date of awards grants prior to year that vested during year	$(176,301)	$(18,959)	$127,122	$166,813	$(72,713)	$-	$(79,932)	$(14,386)	$68,823	$54,227	$(21,188)	$-
Deduction of Fair Value of Awards Granted prior to year that were forfeited during year	$-	$-	$-	$-	$-	$-	$-	$-	$(294,300)	$-	$-	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$4,851,063	$3,858,072	$2,669,699	$3,524,046	$880,137	$4,485,053	$2,144,358	$2,064,289	$1,561,830	$2,413,496	$830,055	$1,765,716

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Total Shareholder Return and Between CAP and Index Total Shareholder Return

Total Shareholder Return increased nearly 270% from the beginning of the measurement period through year-end of 2025, while the Index Total Shareholder Return increased approximately 300%. The CAP for the PEO and for the average of the Non-PEO Named Executive Officers fluctuated from 2021 through 2025, with the 2025 CAP increasing approximately 35% for the PEO and 39% for the Non-PEO officers over 2021 CAP.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income

Net income for the Company increased from 2021 to 2025, with 2025 representing the highest net income over the period and an approximate 443% increase over 2021 net income (using the absolute value methodology for 2021 net income, which was negative). Over the same period, the CAP for the PEO and for the average of the Non-PEO Named Executive Officers fluctuated from 2021 through 2025, with the 2025 CAP increasing approximately 35% for the PEO and 39% for the Non-PEO officers over 2021 CAP. In addition to Net Income, the Committee considers a mix of performance measures throughout its annual and long-term incentive programs to align executive pay with Company performance.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and Upstream Free Cash Flow

Upstream cash flow for the Company increased from 2021 to 2025, with 2025 representing an approximate 439% increase over 2021 Upstream free cash flow. Over the same period, the CAP for the PEO and for the average of the Non-PEO Named Executive Officers fluctuated from 2021 through 2025, with the 2025 CAP increasing approximately 35% for the PEO and 39% for the Non-PEO officers over 2021 CAP. In addition to Upstream cash flow, the Committee considers a mix of performance measures throughout its annual and long-term incentive programs to align executive pay with Company performance.

Total Shareholder Return Vs Peer Group
Relationship Between CAP and Total Shareholder Return and Between CAP and Index Total Shareholder Return

Total Shareholder Return increased nearly 270% from the beginning of the measurement period through year-end of 2025, while the Index Total Shareholder Return increased approximately 300%. The CAP for the PEO and for the average of the Non-PEO Named Executive Officers fluctuated from 2021 through 2025, with the 2025 CAP increasing approximately 35% for the PEO and 39% for the Non-PEO officers over 2021 CAP.

Tabular List, Table
Performance Measures

As described in greater deal above under “Compensation Discussion and Analysis”, the Company’s compensation program has a pay-for-performance philosophy. The most important financial and non-financial performance measures that the Company uses to link our NEO compensation to the Company’s performance are:

•	Upstream Free Cash Flow
•	Lease Operation Expenses + General & Administrative Expenses (Non-Stock)
•	Daily oil production
•	Total recordable incident rate
•	Total fluid spill intensity rate
•	Gas flare intensity rate
•	Total Shareholder Return

Total Shareholder Return Amount	196	238	$ 268	323	276	298
Peer Group Total Shareholder Return Amount	228	230	300	315	325	323
Net Income (Loss)	$ 21,398,000	$ (46,869,000)	$ 160,840,000	$ 88,897,000	$ 111,591,000	$ 118,011,000
Company Selected Measure Amount	(4,107,000)	21,749,000	117,236,000	128,033,000	70,195,000	55,854,000
PEO Name	Bobby D. Riley	Bobby D. Riley	Bobby D. Riley	Bobby D. Riley	Bobby D. Riley	Bobby D. Riley
Measure:: 1
Pay vs Performance Disclosure
Name			Upstream Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name			Lease Operation Expenses + General & Administrative Expenses (Non-Stock)
Measure:: 3
Pay vs Performance Disclosure
Name			Daily oil production
Measure:: 4
Pay vs Performance Disclosure
Name			Total recordable incident rate
Measure:: 5
Pay vs Performance Disclosure
Name			Total fluid spill intensity rate
Measure:: 6
Pay vs Performance Disclosure
Name			Gas flare intensity rate
Measure:: 7
Pay vs Performance Disclosure
Name			Total Shareholder Return
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (898,729)	$ (2,600,080)	$ (3,914,725)	$ (812,858)	$ (1,577,173)	$ (1,058,848)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	740,130	2,012,213	3,360,819	877,162	1,478,397	1,911,773
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,876,435	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,795)	0	(200,989)	270,668	(122,804)	546,890
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,713)	0	(176,301)	(18,959)	127,122	166,813
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
PEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,744)	(1,003,150)	(1,468,190)	(515,816)	(1,316,767)	(738,662)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,613	592,815	1,260,452	556,621	961,899	1,333,670
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	792,277	0	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,842)	0	(99,565)	212,021	(85,569)	269,802
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,188)	0	(79,932)	(14,386)	68,823	54,227
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(294,300)	0
Non-PEO NEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0